STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2012
STOCK-BASED COMPENSATION
Summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense

	September 30,
	2012	2011	2010
	(in thousands)
Compensation expense
Stock options	$9,791	$7,224	$11,475
Restricted stock	8,287	4,877	4,380

	$18,078	$12,101	$15,855

Summary of weighted-average assumptions utilized in determining the fair value of options granted

	2012	2011	2010
Risk-free interest rate	1.0%	1.9%	2.3%
Expected stock volatility	53.3%	51.6%	49.9%
Dividend yield	0.4%	0.5%	0.5%
Expected term (in years)	5.5	5.5	5.8

Summary of stock option activity

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at October 1,	4,589	$25.84	5,572	$22.82	5,401	$20.55
Granted	456	59.68	324	47.94	570	38.02
Exercised	(314)	17.24	(1,289)	18.24	(397)	13.63
Forfeited/Expired	(41)	42.21	(18)	34.06	(2)	38.02

Outstanding on September 30,	4,690	$29.56	4,589	$25.84	5,572	$22.82

Exercisable on September 30,	3,575	$24.66	3,287	$22.35	3,888	$19.68

Shares available to grant	5,082		6,000		761

Summary of information about outstanding and exercisable stock options

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
$11.3318 to $16.01	1,269	1.3	$14.18	1,269	$14.18
$21.05 to $30.2375	1,571	4.9	$25.00	1,371	$25.57
$35.105 to $59.76	1,850	7.6	$43.98	935	$37.55

$11.3318 to $59.76	4,690	4.8	$29.56	3,575	$24.66

Summary of restricted stock awards and changes in restricted stock outstanding

	2012		2011		2010
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share
Outstanding at October 1,	323	$42.38	289	$35.23	177	$30.06
Granted	244	59.76	169	47.94	182	38.02
Vested (1)	(119)	40.21	(134)	33.92	(70)	29.36
Forfeited/Expired	(18)	49.75	(1)	47.94	—	—

Outstanding on September 30,	430	$52.52	323	$42.38	289	$35.23
(1)
The number of restricted stock awards vested includes shares that we withheld on behalf of our employees to satisfy the statutory tax withholding requirements.